Significant Event Subsequent to the End of the Reporting Period	12 Months Ended
Jun. 30, 2024
Significant Event Subsequent to the End of the Reporting Period [Abstract]
SIGNIFICANT EVENT SUBSEQUENT TO THE END OF THE REPORTING PERIOD

26. SIGNIFICANT EVENT SUBSEQUENT TO THE END OF THE REPORTING PERIOD

On July 15, 2024, the Company entered into a Service Agreement (the “Contract”) with ARB IOT Limited, a Cayman Islands exempted company that holds approximately 28.38% of the Company’s issued and outstanding ordinary shares (“AIL”). AIL is an indirect wholly owned subsidiary of ARB Berhad, a public company listed in Malaysia and our former parent company. Pursuant to the Contract, the Company will provide platform as a service to AIL. The duration of the Contract is five (5) years, commencing from July 15, 2024. The subscription service fee payable to the Company is USD7.0 million per year.

On July 15, 2024, ARB IOT Group Sdn. Bhd. executed a Trust Deed with Dato’ Sri Liew Kok Leong whereby the Trustee is a registered holder of 1 share representing 100% of the issued and paid up share capital of ARB Synergy Sdn. Bhd. Consequently, ARB Synergy Sdn. Bhd. and its wholly-owned subsidiary, namely ARB Databook Pte. Ltd. became wholly-owned subsidiaries of the ARB IOT Group Sdn. Bhd.